Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

12. SUBSEQUENT EVENTS

On April 8, 2019, the Company and Ocugen announced entering into the Merger Agreement. Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the Company’s stockholders and Ocugen’s stockholders, a wholly-owned subsidiary of the Company will be merged with and into Ocugen, with Ocugen surviving the Merger as a wholly-owned subsidiary of the Company. The proposed Merger is structured as a stock-for-stock transaction whereby all of Ocugen’s outstanding shares of common stock and securities convertible into or exercisable for Ocugen’s common stock will be converted into the right to receive the Company’s common stock and securities convertible into or exercisable for the Company’s common stock. Under the exchange ratio formula in the Merger Agreement, the former Ocugen equity holders immediately before the Merger are expected to own approximately 90% of the outstanding capital stock of Histogenics, and the stockholders of Histogenics immediately before the Merger are expected to own approximately 10% of the outstanding capital stock of Histogenics, subject to certain adjustments as described in the Merger Agreement. If the proposed Merger is not completed and the Merger Agreement is terminated under certain circumstances, Histogenics or Ocugen may be required to pay the other party a termination fee of up to 600,000 or $700,000, respectively. Even if a termination fee is not payable in connection with a termination of the Merger Agreement, each of Histogenics and Ocugen will have incurred significant fees and expenses, which must be paid whether or not the Merger is completed. See Note 1, Nature of Business and Management’s Discussion and Analysis of Financial Condition and Results of Operations, for further discussion of the Merger.

On April 30, 2019, the Company terminated its property lease in Waltham, Massachusetts and made a payment of $1.3 million to the landlord in connection with the termination. The Company expects to record a $0.5 million loss in connection with the settlement of the lease obligations in the second quarter of 2019.

On May 8, 2019, the Company entered into an agreement with the landlord to terminate its property lease Lexington, Massachusetts effective as of June 30, 2019. In connection with the termination of this lease, the Company paid the landlord $0.3 million and agreed that the landlord shall retain the full amount of the security deposit of $0.1 million. In the event these premises are leased to a new tenant prior to June 30, 2019, the Company’s obligation to pay base rent, operating expenses and any other obligations due under the lease shall terminate as of the commencement of such new lease and such date shall be deemed to be the termination date.

On May 8, 2019, the Company entered into an asset purchase agreement with Medavate Corp., a Colorado corporation (the “Asset Purchase Agreement”), pursuant to which the Company has agreed to sell substantially all of its assets relating to its NeoCart program, including, without limitation, intellectual property, business and license agreements and clinical trial data (the “Assets”) in return for a cash payment of $6.5 million. The closing of the sale of the Assets is subject to and conditioned upon the consummation of the planned merger with Ocugen following a vote of the Company’s stockholders approving such transaction as contemplated by the Merger Agreement made and entered as of April 5, 2019, by and among the Company, Restore Merger Sub, Inc. and Ocugen, Inc.

15.	SUBSEQUENT EVENTS

Restructuring—Effective January 23, 2019, the Board of Directors of the Company approved a restructuring plan involving reductions in headcount as part of a plan to reduce operating costs following the Company’s decision to discontinue the development of NeoCart. The positions eliminated together represent approximately 65% of the Company’s workforce, including the Company’s Chief Medical Officer and Chief Business Officer. The Company expects to substantially complete the initial restructuring efforts and record a one-time charge for severance and related expenses of approximately $1.4 million in the first quarter of 2019.

Additional Restructuring—On March 14, 2019, the Board of Directors approved a further restructuring of the Company that terminated all but one of the remaining employees. The effective date of the restructuring is March 22, 2019. In connection with this additional restructuring, the Company intends to engage, Mr. Adam Gridley, its Chief Executive Officer, Mr. Stephen Kennedy, its Chief Operating Officer, along with up to four additional employees as consultants to assist with the continuing evaluation of strategic alternatives. The Company expects to substantially complete the second restructuring and record an additional one-time charge for severance and related expenses of approximately $2.2 million also in the first quarter of 2019.

Warrant Amendments—In the first quarter of 2019, The Company and certain holders of the warrants issued in 2016 (the “Participating 2016 Holders”) entered into a Warrant Amendment and Exercise Agreement (the “2016 Exercise Agreement”) pursuant to which the Company agreed to reduce the exercise price of the warrants held by such Participating 2016 Holders from $2.25 to $0.01 per share (the “2016 Reduced Exercise Price”) in consideration for the exercise of the warrants held by such Participating 2016 Holders in full at the 2016 Reduced Exercise Price for cash. In connection with the exercise of the warrants by the Participating 2016 Holders, the Company received aggregate gross proceeds of approximately $0.1 million. After the full exercise of the warrants held by the Participating 2016 Holders, warrants issued in 2016 to purchase approximately 508,714 shares of the Company’s Common Stock are outstanding.

Also in the first quarter of 2019, the Company reduced the exercise price of the warrants issued in 2018 from $0.70 to $0.01 per share (the “2018 Reduced Exercise Price”) and all of the holders of these warrants (the “Participating 2018 Holders”) entered into a Warrant Exercise Agreement (the “2018 Exercise Agreement”) pursuant to which in consideration for the 2018 Reduced Exercise Price, the Participating 2018 Holders agreed to exercise the warrants held by such Participating 2018 Holders in full at the 2018 Reduced Exercise Price for cash. In connection with the exercise of the warrants by the Participating 2018 Holders, the Company received aggregate gross proceeds of approximately $0.2 million.